Fair Value - Summary of Fair Value Hierarchy Classifications of Financial Assets and Financial Liabilities That are Measured at Fair Value (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	₩ 5,813	₩ 6,277
Associates and joint ventures	279,431	284,075
Borrowings	6,683,662	8,120,791
Derivative financial assets for hedging purpose	7,389	227,318
Investment properties	1,189,531	1,148,044	₩ 1,102,070
Available-for-sale financial assets	380,953	404,774	₩ 360,037
Financial assets	10,237,369	10,216,182
Financial assets, at fair value	2,088,204	2,499,315
Financial liabilities at fair value through profit or loss	5,051	1,973
Derivative financial liabilities for hedging purpose	93,770	14,928
Financial liabilities	15,295,656	16,557,537
Financial liabilities, at fair value	6,837,147	8,201,096
Recurring fair value measurement [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	5,813	6,277
Derivative financial assets for hedging purpose	7,389	227,318
Available-for-sale financial assets	319,402	299,001
Financial assets	332,604	532,596
Financial liabilities at fair value through profit or loss	5,051	1,973
Derivative financial liabilities for hedging purpose	93,770	14,928
Financial liabilities	98,821	16,901
Not measured at fair value in statement of financial position but for which fair value is disclosed [Member]
Disclosure of detailed information about financial instruments [Line Items]
Associates and joint ventures		3,940
Borrowings	6,738,326	8,184,195
Investment properties	1,755,600	1,962,779
Financial assets	1,755,600	1,966,719
Financial liabilities	6,738,326	8,184,195
Level 1 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets, at fair value	6,859	9,327
Level 1 [Member] | Recurring fair value measurement [Member]
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale financial assets	6,859	5,387
Financial assets	6,859	5,387
Level 1 [Member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [Member]
Disclosure of detailed information about financial instruments [Line Items]
Associates and joint ventures		3,940
Financial assets		3,940
Level 2 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets, at fair value	12,855	233,043
Financial liabilities, at fair value	76,045	14,928
Level 2 [Member] | Recurring fair value measurement [Member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets for hedging purpose	7,389	227,318
Available-for-sale financial assets	5,466	5,725
Financial assets	12,855	233,043
Derivative financial liabilities for hedging purpose	76,045	14,928
Financial liabilities	76,045	14,928
Level 3 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets, at fair value	2,068,490	2,256,945
Financial liabilities, at fair value	6,761,102	8,186,168
Level 3 [Member] | Recurring fair value measurement [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	5,813	6,277
Available-for-sale financial assets	307,077	287,889
Financial assets	312,890	294,166
Financial liabilities at fair value through profit or loss	5,051	1,973
Derivative financial liabilities for hedging purpose	17,725
Financial liabilities	22,776	1,973
Level 3 [Member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings	6,738,326	8,184,195
Investment properties	1,755,600	1,962,779
Financial assets	1,755,600	1,962,779
Financial liabilities	₩ 6,738,326	₩ 8,184,195